Debt - Summary of Principal Outstanding (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$	$ 1,853,421,785		$ 1,984,689	$ 2,211,701,630
6.875% Notes due 2025
Disclosure Of Debt [Line Items]
Security	6.875
Principal amount outstanding U.S.$		$ 901,836
6.700% Notes due 2032
Disclosure Of Debt [Line Items]
Security	6.700
Principal amount outstanding U.S.$		6,779,842
8.750% Notes due 2029
Disclosure Of Debt [Line Items]
Security	8.750
Principal amount outstanding U.S.$		$ 1,984,688